Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Apr. 01, 2015	Mar. 31, 2015 sqmi employee	Dec. 31, 2015	Dec. 31, 2014 sqmi employee	Dec. 31, 2013 sqmi	Dec. 31, 2012
Service Area Square Miles		6,000		6,000	6,000
Approximate number of retail customers		516,000		516,000	516,000
Electric generation through competitive bid				100.00%
DPLER Customers That Are DPL Electric Distribution Customers				131,000
Approximate number of DPLER customers			259,000	260,000
Approximate number of DPLER customers after MC squared sale	$ 143,000
Entity number of employees		1,185		1,182
Number of coal fired power plants		5		5	5
Employees under a collective bargaining agreement which expires in October-2011		60.00%		61.00%
Capitalized interest for unregulated generation propety				1,500,000	1,500,000	4,000,000
Straight-line depreciation average annual composite basis				5.30%	5.80%	4.80%
Asset Removal Costs				119,300,000	115,000,000	112,100,000
Additional Insurance Claims Cost				15,600,000	18,800,000
Investment in trust				300,000	400,000
Notes payable to trust				14,900,000
Electric Generation Supplied To Customers				100.00%
Subsequent Event [Member]
Approximate number of DPLER customers after MC squared sale	$ 143,000
DP&L [Member]
Entity number of employees		1,166		1,130
MC Squared [Member]
Approximate number of DPLER customers			116,000
Year 2015 [Member]
Electric generation through competitive bid		60.00%
Year 2016 [Member] | Scenario, Forecast [Member]
Electric generation through competitive bid			100.00%